UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [  ];                Amendment Number: ___
       This Amendment (Check only one):           [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Findlay Park Partners LLP
Address: 52 Upper Brook Street, London, W1K 2BU, United Kingdom

Form 13F File Number:               28-11825

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Susan Fitch
Title:        Director
Phone:        +44 207 468 4125

Signature, Place, and Date of Signing:


     /s/ Susan Fitch                London, England          February 11, 2008
 ---------------------------        ---------------          -----------------
     Signature                        City, State                 Date

Report Type                (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  nil

Form 13F Information Table Entry Total:             95

Form 13F Information Table Value Total:             $1,855,545
                                                    (thousands)


                                                      Findlay Park Partners LLP

                                                      Form 13F Information Table

               Name             Title of             Value   SHRS or  SH/  Put/ Investment  Other
                                 Class    CUSIP     x$1000 PRN amount PRN  Call Discretion Managers          Voting Authority
-----------------------------  ---------  -----     ------ ---------- ---  ---- ---------- --------          ----------------
                                                                                                          Sole    Shared    None
                                                                                                          ----    ------    ----

Airgas Inc.                    COM        009363102  50,104   961,500  SH          SOLE                961,500
Cooper Inds Ltd                CL A       G24182100   8,249   156,000  SH          SOLE                156,000
ESCO Technologies Inc.         COM        296315104  47,273 1,183,600  SH          SOLE              1,183,600
Harsco Corp.                   COM        415864107  35,200   549,400  SH          SOLE                549,400
Martin Marietta Matls Inc.     COM        573284106   8,951    67,500  SH          SOLE                 67,500
MTS Sys Corp.                  COM        553777103   3,883    91,000  SH          SOLE                 91,000
Precision Castparts Corp.      COM        740189105  36,206   261,040  SH          SOLE                261,040
Vulcan Matls Co.               COM        929160109   7,933   100,300  SH          SOLE                100,300
Woodward Governor Co.          COM        980745103  34,181   503,031  SH          SOLE                503,031
American Tower Corp.           CL A       029912201  54,272 1,274,000  SH          SOLE              1,274,000
Amdocs Ltd.                    ORD        G02602103  23,267   675,000  SH          SOLE                675,000
Anixter Intl Inc.              COM        035290105  22,806   366,250  SH          SOLE                366,250
Arrow Electrs Inc.             COM        042735100  24,805   631,500  SH          SOLE                631,500
Crown Castle Intl Corp.        COM        228227104  58,198 1,399,000  SH          SOLE              1,399,000
Flir Sys Inc.                  COM        302445101  17,904   572,000  SH          SOLE                572,000
Gartner Inc.                   COM        366651107  10,887   620,000  SH          SOLE                620,000
General Cable Corp Del New     COM        369300108  18,576   253,500  SH          SOLE                253,500
Henry Jack & Assoc Inc.        COM        426281101  15,383   632,000  SH          SOLE                632,000
Millicom Intl Cellular S.A.    SHS NEW    L6388F110   3,243    27,500  SH          SOLE                 27,500
National Instrs Corp.          COM        636518102  31,664   950,000  SH          SOLE                950,000
NICE Sys Ltd.                  SPONSORED
                               ADR        653656108  12,492   364,000  SH          SOLE                364,000
Safeguard Scientifics Inc.     COM        786449108   5,252 2,918,000  SH          SOLE              2,918,000
Costco Whsl Corp New.          COM        22160K105  23,244   333,200  SH          SOLE                333,200
Drew Inds Inc.                 COM NEW    26168L205   9,261   338,000  SH          SOLE                338,000
Grupo Aeroportuario CTR Nort   SPON ADR   400501102     628    25,000  SH          SOLE                 25,000
GPO Aeroportuario del Pac SA   SPON ADR
                               B          400506101  10,756   241,000  SH          SOLE                241,000
Live Nation Inc.               COM        538034109   4,574   315,000  SH          SOLE                315,000
Mohawk Inds Inc.               COM        608190104   6,276    84,350  SH          SOLE                 84,350
Palm Harbor Homes              COM        696639103   5,701   540,400  SH          SOLE                540,400
Simpson Manufacturing Co Inc   COM        829073105   2,792   105,000  SH          SOLE                105,000



               Name            Title of              Value  SHRS or       SH/     Put/    Investment   Other
                                Class      CUSIP     x$1000 PRN amount    PRN     Call    Discretion  Managers    Voting Authority
-----------------------------  --------    -----     ------ ----------    ---     ----    ----------  --------    ----------------
                                                                                                                Sole   Shared  None
                                                                                                                ----   ------  ----

Thor Inds Inc.                  COM        885160101        17,789      468,000    SH       SOLE                468,000
Grupo Televisa SA de CV         SP ADR
                                REP ORD    40049J206        23,770    1,000,000    SH       SOLE              1,000,000
Watson Wyatt Worldwide Inc.     CL A       942712100        68,822    1,482,920    SH       SOLE              1,482,920
Agrium Inc.                     COM        008916108        12,455      171,900    SH       SOLE                171,900
Andersons Inc.                  COM        034164103        13,686      305,500    SH       SOLE                305,500
Cameco Corp.                    COM        13321L108        24,025      603,500    SH       SOLE                603,500
Joy Global Inc.                 COM        481165108         3,291       50,000    SH       SOLE                 50,000
Centennial Communctns Corp N    CL A NEW   15133V208         5,797      624,000    SH       SOLE                624,000
Clean Harbors Inc.              COM        184496107        15,898      307,500    SH       SOLE                307,500
Franklin Elec Inc.              COM        353514102         2,162       56,500    SH       SOLE                 56,500
G & K Svcs Inc                  CL A       361268105        13,347      355,732    SH       SOLE                355,732
Meredith Corp.                  COM        589433101        18,611      338,500    SH       SOLE                338,500
Republic Svcs Inc.              COM        760759100        39,642    1,264,500    SH       SOLE              1,264,500
Service Corp Intl               COM        817565104         4,384      312,000    SH       SOLE                312,000
Viad Corp.                      COM NEW    92552R406         2,937       93,000    SH       SOLE                 93,000
Acergy SA                       SPONSORED
                                ADR        00443E104         3,427      156,000    SH       SOLE                156,000
Atwood Oceanics Inc.            COM        050095108        10,024      100,000    SH       SOLE                100,000
Bois D Arc Energy Inc.          COM        09738U103         6,733      339,200    SH       SOLE                339,200
Bristow Group Inc.              COM        110394103         3,161       55,800    SH       SOLE                 55,800
CHC Helicopter Corp             CL A SUB
                                VTG        12541C203        18,971      744,100    SH       SOLE                744,100
Comstock Res Inc.               COM NEW    205768203         6,460      190,000    SH       SOLE                190,000
Dresser-Rand Group Inc.         COM        261608103         8,201      210,000    SH       SOLE                210,000
Exterran Hldgs Inc.             COM        30225X103         7,853       96,000    SH       SOLE                 96,000
Helmerich & Payne Inc.          COM        423452101        31,635      789,500    SH       SOLE                789,500
MDU Res Group Inc.              COM        552690109        20,100      728,000    SH       SOLE                728,000
Seacor Holdings Inc.            COM        811904101        39,860      429,800    SH       SOLE                429,800
SVB Finl Group                  COM        78486Q101        74,922    1,486,550    SH       SOLE              1,486,550
Wilmington Trust Corp.          COM        971807102         7,040      200,000    SH       SOLE                200,000
Alleghany Corp Del              COM        017175100        16,817       41,834    SH       SOLE                 41,834
American Eqty Invt Life Hld     COM        025676206         5,579      673,000    SH       SOLE                673,000
HCC Ins Hldgs Inc.              COM        404132102        23,858      831,875    SH       SOLE                831,875
Infinity Ppty & Cas Corp.       COM        45665Q103        21,281      589,000    SH       SOLE                589,000
Markel Corp.                    COM        570535104         7,367       15,000    SH       SOLE                 15,000
Reinsurance Group Amer Inc.     COM        759351109        18,814      358,500    SH       SOLE                358,500
Affiliated Managers Group       COM        008252108         4,933       42,000    SH       SOLE                 42,000




               Name             Title of             Value  SHRS or    SH/  Put/ Investment  Other
                                 Class       CUSIP   x$1000 PRN amount PRN  Call Discretion Managers          Voting Authority
-----------------------------   --------     -----   ------ ---------- ---  ---- ---------- --------          ----------------
                                                                                                           Sole    Shared   None
                                                                                                           ----    ------   ----


Broadridge Finl Solutions In    COM       11133T103  11,664    520,000  SH           SOLE               520,000
Global Pmts Inc.                COM       37940X102   7,257    156,000  SH           SOLE               156,000
GATX Corp.                      COM       361448103  11,664    318,000  SH           SOLE               318,000
Lazard Ltd.                     SHS A     G54050102   7,253    178,300  SH           SOLE               178,300
Nasdaq Stock Market Inc.        COM       631103108  25,735    520,000  SH           SOLE               520,000
NYSE Euronext                   COM       629491101  13,692    156,000  SH           SOLE               156,000
Thomas Weisel Partners Grp I    COM       884481102  13,637    993,250  SH           SOLE               993,250
CB Richard Ellis Group Inc.     CL A      12497T101  26,050  1,208,800  SH           SOLE             1,208,800
CoStar Group Inc.               COM       22160N109  20,922    442,800  SH           SOLE               442,800
Cousins Pptys Inc.              COM       222795106  24,301  1,099,600  SH           SOLE             1,099,600
St. Joe Co.                     COM       790148100   1,513     42,600  SH           SOLE                42,600
Brookfield Asset Mgmt Inc.      CL A LTD
                                VT SH     112585104  35,159    985,675  SH           SOLE               985,675
Leucadia Natl Corp.             COM       527288104  29,762    631,900  SH           SOLE               631,900
Liberty Media Hldg Corp         INT COM
                                SER A     53071M104  23,286    199,900  SH           SOLE               199,900
Loews Corp.                     COM       540424108  42,930    852,800  SH           SOLE               852,800
Atmos Energy Corp.              COM       049560105  11,665    416,000  SH           SOLE               416,000
Covanta Hldg Corp.              COM       22282E102  67,142  2,427,400  SH           SOLE             2,427,400
Sempra Energy                   COM       816851109  16,553    267,500  SH           SOLE               267,500
Assisted Living Concpt Nev N    CL A      04544X102  12,141  1,618,800  SH           SOLE             1,618,800
Brookdale Sr Living Inc.        COM       112463104  10,341    364,000  SH           SOLE               364,000
Dentsply Intl Inc New           COM       249030107  18,807    417,740  SH           SOLE               417,740
IMS Health Inc.                 COM       449934108  18,496    802,795  SH           SOLE               802,795
King Pharmaceuticals Inc.       COM       495582108  15,974  1,560,000  SH           SOLE             1,560,000
K V Pharmaceutical Co.          CL A      482740206  28,223    988,878  SH           SOLE               988,878
Laboratory Corp Amer Hldgs      COM NEW   50540R409  20,620    273,000  SH           SOLE               273,000
Mettler Toledo International    COM       592688105  42,476    373,250  SH           SOLE               373,250
Canadian Pac Ry Ltd.            COM       13645T100  51,324    794,000  SH           SOLE               794,000
Kansas City Southern            COM NEW   485170302  17,179    500,400  SH           SOLE               500,400
Kirby Corp.                     COM       497266106  17,937    385,916  SH           SOLE               385,916
Unibanco-Uniao de Bancos Bra    GDR REP
                                PFD UT    90458E107  14,229    101,900  SH           SOLE               101,900

                                                                     5